Significant transactions	12 Months Ended
Dec. 31, 2019
Significant transactions
Significant transactions
Significant transactions
Easterly Acquisition Corp.
On November 5, 2018, the Company completed the transactions contemplated by the definitive Agreement and Plan of Merger ("Merger Agreement"). Under the terms of the Merger Agreement, Easterly Acquisition Corp. ("Easterly") merged with Sirius Acquisitions Holding Company III and became a wholly-owned subsidiary of the Company (the "Merger"). Upon the closing of the Merger, Easterly's common stock was exchanged for the Company's common shares at an exchange ratio (the "Exchange Ratio") calculated as (i) the amount of cash per public share of Easterly common stock in Easterly's trust account (the "Trust Account") immediately prior to the closing of the Merger divided by (ii) (x) 1.05 multiplied by (y) Sirius Group's adjusted diluted book value per common share as of September 30, 2018 ("Sirius Group September 30 Adjusted DBVPS"). Based on the Sirius Group September 30 Adjusted DBVPS, estimated as of September 30, 2018, and funds in the Trust Account on November 5, 2018, the Exchange Ratio was equal to 0.609. Following the Merger, the Company's common shares are traded on the Nasdaq Global Select Market under the symbol "SG."
Easterly held a special meeting of Easterly stockholders on November 2, 2018 to approve the completion of the transactions contemplated by the Merger Agreement. Easterly Acquisition Sponsor, LLC (the "Sponsor") and Easterly's other stockholders approved each of the proposals presented at the special meeting. After the special meeting, but prior to the consummation of the Merger, certain Easterly public stockholders exercised their redemption rights as provided for by Easterly's charter. In total, out of the Trust Account balance of $149.0 million, there were $109.7 million of redemptions by Easterly public stockholders, which decreased the amount of cash in the Trust Account available for general corporate purposes following the Merger. After the redemption of shares held by Easterly's public stockholders, there was $39.3 million in the Trust Account. This resulted in the issuance of 2,280,241 common shares to Easterly public stockholders.
Pursuant to the letter agreement among Easterly, the Sponsor and the Company, the private placement warrants issued to the Sponsor at the closing of the Merger were cancelled. Pursuant to the Merger Agreement, each issued and outstanding public warrant was converted into a warrant exercisable for Company common shares. The number of Company common shares subject to converted warrants was equal to the number of shares of Easterly common stock subject to each Easterly warrant immediately prior to the closing of the Merger multiplied by the Exchange Ratio, and each converted warrant had an exercise price per Company common share equal to the exercise price per share of Easterly common stock subject to such Easterly warrant immediately prior to the closing of the Merger divided by the Exchange Ratio. This resulted in the issuance of 6,088,535 converted warrants.
Sirius Group Private Placement
In connection with the closing of the Merger, the Company completed a private placement of Series B preference shares, common shares, and warrants (the "Sirius Group Private Placement") at a price per preference and common share equal to (i) 1.05 multiplied by (ii) the Sirius Group September 30 Adjusted DBVPS, or $17.22447. Investors in the Sirius Group Private Placement included affiliated funds of Gallatin Point Capital, The Carlyle Group, Centerbridge Partners, L.P. and Bain Capital Credit (the "Preference Share Investors"), together with certain employees, directors and "friends & family". The Sirius Group Private Placement raised proceeds of $226.1 million and incurred issuance costs of $2.0 million, resulting in the issuance of:

•	11,901,670 Series B preference shares with a cost basis of $195.8 million,

•	1,225,954 common shares with a cost basis of $20.8 million,

•
5,418,434 warrants that are exercisable for common shares for a period of five years after the Merger at a strike price equal to 125% of the per share purchase price, or $21.53 with a cost basis of $9.6 million.

ESPP
In connection with the Merger, Sirius Group implemented the Employee Share Purchase Plan ("ESPP"), which provided all employees of Sirius Group with a one-time opportunity to purchase between 100 and 1,000 Company common shares at a price equal to 85% of market value for the first 100 shares and 100% of market value for the next 900 shares. For this purpose, market value of the Company common shares was equal to 1.05 times the Sirius Group September 30 Adjusted DBVPS. Employees had the option of paying for the shares upfront or, in the case of employees who are not executive officers, through a loan that is repaid over a two years period through payroll deductions. Through the ESPP, 405 employees purchased 149,236 Company common shares prior to the consummation of the Merger, with a cost basis of $2.6 million. (See Note 14.)
Gross proceeds of the cash in the Easterly Trust Account assumed by Sirius Group upon the closing of the Merger, the Sirius Group Private Placement, and the ESPP sum to $268.0 million.
Common shares redemption
In connection with the Merger, the Company and CM Bermuda Ltd. ("CM Bermuda"), the sole holder of the Company's common shares prior to the Merger, completed the transactions contemplated by its previously announced redemption agreement and the Company redeemed 9,519,280 of the Company's common shares at a price per share equal to $17.22447 for $164.0 million, which were paid on November 16, 2018.
Also in connection with the Merger, on November 16, 2018 the Company completed a post-closing adjustment of $1.6 million that was settled in cash to CM Bermuda based on the reported book value per share of $16.44 as of September 30, 2018, pursuant to the Merger Agreement.
Sirius Group incurred certain contractual costs associated with the Merger of $9.0 million and $7.1 million of various legal, advisory, and other consulting costs for the Merger and the Sirius Group Private Placement that were charged to Additional paid-in surplus.
Series A preference shares redemption
In connection with the Merger, the Company, IMG Acquisition Holdings, LLC ("IMGAH") and Sirius Acquisitions Holding Company II completed the transactions contemplated by its previously announced redemption agreement and the Company redeemed all of the outstanding Series A redeemable preference shares, which were held by IMGAH, for $95.0 million in cash. Effective as of the completion of the redemption, the parties terminated the registration rights agreement and the shareholder's agreement between the Company and IMGAH. In addition, the parties agreed that any remaining contingent consideration in respect of the IMG acquisition, will be paid in cash, not in Series A redeemable preference shares as previously contemplated in the agreement in respect of the IMG acquisition. (See "IMG" below.)
Cedar Insurance Company (formerly WRM America Indemnity Company, Inc.)
On August 16, 2018, Sirius Group acquired 100% ownership of WRM America Indemnity Company, Inc. ("WRM America") from WRM America Indemnity Holding Company, LLC for $16.9 million in cash. During 2019, WRM America changed its name to Cedar Insurance Company ("Cedar"). Cedar is a New York-domiciled insurer with a run-off book of business mainly comprised of general liability, educator's legal liability, automobile liability and physical damage, property and excess catastrophe liability. As part of the purchase of Cedar, Sirius Group acquired $3.1 million of indefinite-lived intangible assets related to insurance licenses.
The Phoenix Holdings Ltd.
On July 2, 2018, Sirius Group terminated its share purchase agreement to acquire a controlling interest in The Phoenix Holdings Ltd. As a result of the termination, Sirius Group recognized an income statement charge for the $4.5 million call option it held during 2018.
IMG
On May 26, 2017, Sirius Group acquired 100% ownership of IMG and its subsidiaries, a leading provider of global travel medical insurance products and assistance services. The purchase of IMG was undertaken to expand on Sirius Group's existing Global Accident and Health ("Global A&H") platform and to accelerate the growth strategy of the Global A&H international insurance business, to add service fee revenues to Sirius Group's existing risk-transfer based insurance revenues, and to gain access to IMG's distribution networks and client base. Total consideration consisted of $250.8 million of cash, $100.0 million of Series A redeemable preference shares that are convertible into common shares (as explained further below), and up to $50.0 million of contingent consideration ("IMG Earnout"), payable in Series A redeemable preference shares, which was stated as $43.1 million at fair value at acquisition date, resulting in a total enterprise value of $393.9 million. Sirius Group assumed certain IMG debt of $129.5 million ("Debt Assumption"), reducing its cash consideration by that amount and resulting in a total equity consideration of $264.4 million. Concurrently with the transaction, IMG's subsidiary International Medical Group – Stop-Loss, Inc. ("IMG – Stop Loss") was sold to Certus Management Group, Inc. ("Certus"). As part of the sale of IMG – Stop Loss, Sirius Group issued a secured promissory note of $9.0 million to Certus.
The following table summarizes the fair value of net assets acquired and allocation of purchase price of IMG, measured as of the acquisition date:

(Millions)	Total	Useful Life
Purchase price
Cash paid	$250.8
Series A redeemable preference shares	100.0
Contingent consideration	43.1
Total enterprise value	393.9
Less: Debt assumed	(129.5)
Total purchase price (a)	$264.4
Assets acquired
Total investments	$41.0
Cash	10.5
Accrued investment income	0.2
Insurance and reinsurance premiums receivable	1.6
Deferred acquisition costs	2.9
Other assets	12.9
Intangible asset – distribution relationships	91.0	13.0 years
Intangible asset – customer relationships	17.0	12.5 years
Intangible asset – trade names	27.0
Intangible asset – technology	10.0	5.0 years
Total assets acquired	214.1
Liabilities assumed
Loss and loss adjustment expense reserves	14.3
Unearned insurance and reinsurance premiums	9.8
Deferred tax liability	55.9
Debt	129.5
Other liabilities	18.2
Total liabilities assumed	227.7
Net assets acquired (b)	(13.6)
Goodwill (a)-(b)	$278.0

The goodwill balance is primarily attributed to IMG's assembled workforce and access to the supplemental healthcare and medical travel insurance market. None of the goodwill recognized is expected to be deductible for income tax purposes.
The IMG Earnout is payable, if earnings before interest expense, taxes, depreciation and amortization ("EBITDA") of IMG exceed amounts defined in the purchase agreement for each year during the three year period ending December 31, 2019. As part of the Series A preference shares redemption agreement, the parties agreed that any remaining contingent consideration in respect of the IMG acquisition, will be paid in cash, not in Series A redeemable preference shares, following the redemption, as previously contemplated in the agreement in respect of the IMG acquisition. During the years ended December 31, 2019 and 2018, the Company paid $6.9 million and $3.5 million, respectively, to IMGAH for the contingent payment for the 2018 and 2017 calendar years, respectively. At December 31, 2019, and 2018, the IMG Earnout liability was remeasured at a fair value of $18.4 million and $19.9 million, respectively, and is reflected within Other liabilities. As a result of the remeasurement of the IMG Earnout, Sirius Group has recognized$(5.5) million, $6.1 million and $13.6 million, respectively, in Revaluation of contingent consideration.
During 2019, Sirius Group obtained $163 million, or 9%, of its gross written premiums through IMG. During 2018 and 2017, Sirius Group received 7% and 11% of its gross written premiums through IMG, respectively.
During 2017, IMG's revenues and net income after acquisition, inclusive of intangible asset amortization expenses, were $79.6 million and $13.3 million, respectively.
Series A Redeemable Preference Shares
As a part of the IMG acquisition, Sirius Group issued Series A redeemable preference shares, with 150,000 shares authorized and 100,000 issued at issuance date, with liquidation preference of $1,000 per preference share ("Liquidation Preference"). Up to 50,000 Series A redeemable preference shares were available pursuant to the IMG Earnout. The Series A redeemable preference shares participated in dividends on an as-converted basis with common shares and other shares junior to the Series A redeemable preference shares.
On November 5, 2018, the Company, redeemed all of the outstanding Series A redeemable preference shares, which were held by IMGAH, for $95.0 million in cash. Effective as of the completion of the redemption, the parties terminated the registration rights agreement and the shareholder's agreement between the Company and IMGAH.
The Liquidation Preference of the Series A redeemable preference shares was reflected as Mezzanine equity in the balance sheet as at December 31, 2017. It was not subject to fair value or remeasurement, except for accrued dividends.
Supplemental Pro Forma Information
The following table presents unaudited pro forma consolidated information for the years ended December 31, 2017 and 2016 and assumes the IMG acquisition occurred on January 1, 2016. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2016, nor is it necessarily indicative of future results. It does not consider the impact of possible revenue enhancements, expense efficiencies, or synergies that may result from the acquisition of IMG.

	Unaudited Pro Forma for the Years Ended December 31,
(Millions)	2017	2016
Total revenues	$1,176.8	$1,096.0
Net income	$(173.2)	$(4.6)

Armada
On April 3, 2017, Sirius Group purchased 100% of Armada and its subsidiaries from Armada Enterprises LLC ("Seller"). Armada is an insurance services and health care technology business that creates specialty employee benefit products and serves to strengthen health care coverage and access. The purchase of Armada was undertaken to expand and accelerate the growth of Sirius Group's Global A&H platform in the United States, to diversify Sirius Group's revenues to include fee based revenues, and to gain access to Armada's distribution networks. Total consideration for the acquisition consisted of (1) the purchase of 50% of Armada by Sirius Group for $123.4 million, and (2) the redemption by Armada of the remaining 50% held by Seller for a redemption price based on a three years contingent earn-out mechanism that could result in an additional payment to Seller of up to $125.0 million ("Armada Earnout"), with fair value of $79.1 million at acquisition date, resulting in a total enterprise value of $202.5 million.
The following table summarizes the fair value of net assets acquired and allocation of purchase price of Armada, measured as of the acquisition date:

(Millions)	Total	Useful Life
Purchase price
Cash paid	$123.4
Contingent consideration	79.1
Total purchase price (a)	$202.5
Assets acquired
Restricted cash	$10.4
Other assets	1.2
Intangible asset – distribution relationships	60.0	22.5 years
Intangible asset – trade name	16.0	7.5 years
Intangible asset – technology	5.5	9.0 years
Total assets acquired	93.1
Liabilities assumed
Other liabilities	13.3
Total liabilities assumed	13.3
Net assets acquired (b)	79.8
Goodwill (a)-(b)	$122.7

The goodwill balance is primarily attributed to Armada's assembled workforce and access to the supplemental healthcare insurance market, and additional synergies to be realized in the future. The goodwill recognized is expected to be deductible for income tax purposes in the future. The contingent consideration is payable if EBITDA of Armada exceeds amounts defined in the redemption agreement. The Armada Earnout can be settled in the Company's common shares, subject to certain criteria. The Armada Earnout is subject to fair value measurement, which is a component of net income and reflected in Revaluation of contingent consideration. In December 2017, Sirius Group settled approximately 82% of the Armada Earnout with the Seller for $30.6 million. At December 31, 2017, the remaining Armada Earnout liability was remeasured at a fair value of $13.3 million and is reflected in Other liabilities. As a result of the settlement and remeasurement of the Armada Earnout, Sirius Group recorded a $35.2 million gain in Revaluation of contingent consideration in 2017. During 2019, the Company did not pay any of the Armada Earnout. During 2018, the Company paid $0.9 million of the Armada Earnout. At December 31, 2019 and 2018, the Armada Earnout was remeasured at a fair value of $9.7 million and $8.9 million, respectively, and is reflected within Other liabilities. As a result of the remeasurement of the Armada Earnout, Sirius Group has recognized $(0.8) million and $3.5 million, respectively, in Revaluation of contingent consideration during the years ended December 31, 2019 and 2018.
During 2017, Armada's revenues and net income after acquisitions, inclusive of intangible asset amortization expenses, were $24.7 million and $9.7 million, respectively.
Supplemental Pro Forma Information
The following table presents unaudited pro forma consolidated information for the years ended December 31, 2017 and 2016 and assumes the Armada acquisition occurred on January 1, 2016. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2016, nor is it necessarily indicative of future results. It does not consider the impact of possible revenue enhancements, expense efficiencies, or synergies that may result from the acquisition of Armada.

	Unaudited Pro Forma for the Years Ended December 31,
(Millions)	2017	2016
Total revenues	$1,144.6	$1,032.6
Net income	$(155.1)	$45.9